Other Non-Current Assets (Schedule of Other Non-Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Deferred taxes	$ 399	$ 593
Pension assets	313	14
Debt issuance costs	13	6
Investments	9	4
Other	98	58
Other non-current assets	$ 832	$ 675